Subsequent Events (Details) - 1 months ended Jul. 16, 2020 - Subsequent Events [Member]	$ / shares shares	₪ / shares shares
Board of Directors [Member]
Subsequent Events (Textual)
Options to purchase of ordinary shares	300,000	300,000
Description of shareholders options to purchase ordinary shares	One third of the options, an exercise price of NIS 1.06 (approximately $0.31 per share at the grant date) for the second third of the options and an exercise price of NIS 1.33 (approximately $0.38 per share at the grant date) for the last third of the options.	One third of the options, an exercise price of NIS 1.06 (approximately $0.31 per share at the grant date) for the second third of the options and an exercise price of NIS 1.33 (approximately $0.38 per share at the grant date) for the last third of the options.
Chief Executive Officer [Member]
Subsequent Events (Textual)
Options to purchase of ordinary shares	4,113,000	4,113,000
Vice President [Member]
Subsequent Events (Textual)
Options to purchase of ordinary shares	700,000	700,000
Employees [Member]
Subsequent Events (Textual)
Options to purchase of ordinary shares	950,000	950,000
Options to purchase ordinary shares exercise price | $ / shares	$ 0.23
Employees [Member] | NIS [Member]
Subsequent Events (Textual)
Options to purchase ordinary shares exercise price | ₪ / shares		₪ 0.787